March 1, 2024 Mr. Raymond A. Be Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20002

RE:	The Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), of the New Age Alpha Funds Trust

Dear Mr. Be:

On behalf of New Age Alpha Funds Trust (the “Trust”), a newly registered investment company pursuant to Section 8(a) of the 1940 Act, we enclose the initial registration statement on Form N-1A registering New Age Alpha Large Core Fund, a new series of the Trust.

If you have any questions concerning the foregoing, please contact Bo J. Howell at (513) 991-8472 or bo@fintechlegal.io.

Very truly yours,

/s/ Bo James Howell
Bo James Howell
On behalf of FinTech Law, LLC